Changes in non-cash working capital	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
14. Change in non-cash working capital

The changes in non-cash working capital balances are comprised of:

	For the year ended December 31
	2016	2015	2014
Accounts receivable	$ 604,448	$ (561,470)	$ 46,949
Work-in-progress	404,840	(404,840)	299,842
Prepaid expenses and deposits	93,595	78,247	(180,188)
Accounts payable and accrued liabilities	(587,819)	381,157	(156,729)
Income Taxes Payable	(1,253,028)	1,253,126	-
Deferred revenue	(706,722)	706,722	(2,781,101)
	(1,444,686)	1,452,942	2,771,227

Portion attributable to:
Operating activities	(1,384,499)	1,392,755	2,771,227
Financing activities	-	-	-
Investing activities	(60,187)	60,187	-
	(1,444,686)	1,452,942	2,771,227